Changes To Comparative Data - Additional Information (Detail) - GBP (£)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Customer loans	£ 200,156,000,000	£ 198,634,000,000	£ 200,324,000,000
Customer deposits	172,351,000,000	162,255,000,000	175,921,000,000
Goodwill	1,203,000,000		1,203,000,000
Transfer from Commercial Banking to Retail Banking [member]
Disclosure of reclassifications or changes in presentation [line items]
Customer loans	2,200,000,000	2,300,000,000
Customer deposits	3,200,000,000	3,000,000,000
Increase (decrease) due to changes in accounting policy [member]
Disclosure of reclassifications or changes in presentation [line items]
Goodwill			631,000,000
Retail Banking [member]
Disclosure of reclassifications or changes in presentation [line items]
Turnover from Small business customers			6,500,000
Customer loans	168,638,000,000	167,093,000,000	168,991,000,000
Customer deposits	148,063,000,000	140,358,000,000	£ 149,315,000,000
Top of Range [member] | Retail Banking [member]
Disclosure of reclassifications or changes in presentation [line items]
Turnover from Small business customers	£ 6,500,000	£ 250,000